18. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended June 30,	Total
2014	$105,611
2015	65,292
2016	38,008
2017	-
2018	-
Beyond	-
Total	$208,911

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511